Short-term bank loans - Additional Information (Details)									12 Months Ended
	Nov. 04, 2019 CNY (¥) item	Mar. 18, 2019 CNY (¥) item	Feb. 26, 2019 CNY (¥) item	Nov. 23, 2018 CNY (¥) item	Aug. 20, 2018 CNY (¥) item	Aug. 20, 2018 CNY (¥)	Aug. 16, 2018 CNY (¥)	Aug. 01, 2018 CNY (¥) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Nov. 04, 2019 USD ($)	Mar. 18, 2019 USD ($)	Feb. 26, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Nov. 23, 2018 USD ($)	Aug. 20, 2018 USD ($)	Aug. 16, 2018 USD ($)	Aug. 01, 2018 USD ($)
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable | $									$ 6,861,208							$ 7,683,014
Debt Instrument, Collateral Amount | $																7,139,561
Interest Expense | $									443,262	$ 626,343	$ 551,044
Loan payable to Bank of China Lishui Branch [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount		¥ 18,780,000											$ 2,696,808
Debt Instrument, Term		1 year				7 months	7 months
Debt Instrument, Interest Rate, Stated Percentage		6.05%											6.05%
Number of Guarantors | item		3								2
Loan payable to Bank of China Lishui Branch [Member] | Tantech Charcoal
Short-term Debt [Line Items]
Debt Instrument, Face Amount			¥ 10,000,000					¥ 13,000,000						$ 1,436,000						$ 1,966,900
Debt Instrument, Term			1 year					7 months
Debt Instrument, Interest Rate, Stated Percentage			4.35%					6.10%						4.35%						6.10%
Number of Guarantors | item			2					2
Loan payable to Bank of China Lishui Branch [Member] | Building And Land Use Right [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Collateral Amount		¥ 25,960,000											$ 3,700,000		¥ 25,570,000	3,900,000
Loan payable to Bank of China Lishui Branch [Member] | Lishui Jiuanju Commercial Trade Co., Ltd. | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Collateral Amount															10,000,000	1,513,000
Loan payable to Bank of China Lishui Branch, Debt One [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount							¥ 10,000,000												$ 1,513,000
Debt Instrument, Interest Rate, Stated Percentage							6.01%												6.01%
Loan payable to Bank of China Lishui Branch, Debt Two [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount					¥ 8,780,000	¥ 8,780,000												$ 1,328,414
Debt Instrument, Interest Rate, Stated Percentage					6.06%	6.06%												6.06%
Loan payable to SPD Bank Lishui Branch [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	¥ 19,000,000			¥ 19,000,000								$ 2,728,400					$ 2,874,700
Debt Instrument, Interest Rate, Stated Percentage	5.22%			6.96%								5.22%					6.96%
Number of Guarantors | item	3			3
Loan payable to SPD Bank Lishui Branch [Member] | Building And Land Use Right [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Collateral Amount	¥ 29,250,000											$ 4,200,000			¥ 29,250,000	$ 4,400,000
Notes Payable to Banks [Member]
Short-term Debt [Line Items]
Interest Expense | $									$ 421,646	$ 378,857	$ 479,358
Notes Payable to Banks [Member] | Loan payable to Bank of China Lishui Branch [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Number of Loans | item					2